Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager International Small Cap Fund
(the “Fund”)
Supplement dated February 28, 2025
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’ Summary Prospectus and Prospectus, each dated February 28, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective April 29, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in securities of small market	borrowings for investment purposes) in
capitalization companies.	investments tied to small-capitalization
companies.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in securities of small market	borrowings for investment purposes) in
capitalization companies. The Fund will provide	investments tied to small-capitalization
shareholders with at least 60 days' prior notice of	companies. For purposes of this 80% policy,
any change in this investment policy. The Fund	small-capitalization companies means companies
currently considers small-capitalization companies	with market capitalizations that fall within the
to be those companies with market capitalizations	capitalization range of companies within the S&P
that fall within the range of companies in the S&P	Developed ex-U.S. Small Cap Index (the
Developed ex-U.S. Small Cap Index (the “Index”)	“Index”).
at the time of purchase.
In addition, the section of the Prospectus entitled “Additional Information About 80% Investment Policies Related to Fund Names” is inapplicable to the Fund until the Effective Date.

Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager International Small Cap Fund
(the “Fund”)
Supplement dated February 28, 2025
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’ Summary Prospectus and Prospectus, each dated February 28, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective April 29, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in securities of small market	borrowings for investment purposes) in
capitalization companies.	investments tied to small-capitalization
companies.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in securities of small market	borrowings for investment purposes) in
capitalization companies. The Fund will provide	investments tied to small-capitalization
shareholders with at least 60 days' prior notice of	companies. For purposes of this 80% policy,
any change in this investment policy. The Fund	small-capitalization companies means companies
currently considers small-capitalization companies	with market capitalizations that fall within the
to be those companies with market capitalizations	capitalization range of companies within the S&P
that fall within the range of companies in the S&P	Developed ex-U.S. Small Cap Index (the
Developed ex-U.S. Small Cap Index (the “Index”)	“Index”).
at the time of purchase.
In addition, the section of the Prospectus entitled “Additional Information About 80% Investment Policies Related to Fund Names” is inapplicable to the Fund until the Effective Date.